Note 5 - Accounts Receivable 1 (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	September 30,	December 31,
	2019	2018
Accounts receivable	$301,390	$227,803
Less: Allowance for doubtful accounts	-	-
Accounts receivable, Net	$301,390	$227,803

	December 31,	December 31,
	2018	2017
Accounts receivable	$227,803	$333,090
Less: Allowance for doubtful accounts	-	-
Accounts receivable, Net	$227,803	$333,090